UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22590

                                         Lazard Alternative Emerging Markets 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

                                                     New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Nathan Paul

30 Rockefeller Plaza

                                             New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-632-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2014 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (11.43%) #

Relative Value (11.43%)

CRC Credit Fund, Ltd.*	$2,242,019	6.79%	$2,412,535

Pine River Fixed Income Fund, Ltd.*	1,475,024	4.64%	1,646,274

	3,717,043		4,058,809

Total Investments in Portfolio Funds (11.43%)	$3,717,043†		4,058,809

Other Assets, Less Liabilities (88.57%)			31,451,548

Net Assets (100.00%)			$35,510,357

#	Non-income producing securities.
*	Portfolio Fund has suspended redemptions or invoked gate provisions, or represents a similarly restricted investment.
†	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$9,370,666

Gross unrealized appreciation	$–
Gross unrealized depreciation	(5,311,857)

Net unrealized appreciation	$(5,311,857)

Fair Value Measurement: In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), Lazard Alternative Emerging Markets 1099 Fund (the “Fund”) applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques used to develop the measurements of fair value and related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2014 (Unaudited) (continued)

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The following table summarizes the valuation of the Fund’s investments and the fair value hierarchy levels as of December 31, 2014:

Description	Total Fair Value at December 31, 2014	Level 1	Level 2	Level 3
Investments in Portfolio Funds Relative Value	$4,058,809	$—	$—	$4,058,809
Total Investments in Portfolio Funds	$4,058,809	$—	$—	$4,058,809

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

Description	Balance as of March 31, 2014	Realized gain/(loss)	Change in unrealized appreciation / depreciation	Purchases	Redemptions	Transfers in	Transfers out	Balance as of December 31, 2014
Event Driven	$8,903,332	$806,180	$(849,719)	$–	$(6,273,346)	$–	$(2,586,447)	$–
Long/Short	203,883	(123,575)	31,002	–	(111,310)	–	–	–
Relative Value	11,692,120	1,321,151	(704,844)	–	(3,396,214)	–	(4,853,404)	4,058,809
Tactical Trading	4,771,150	1,147,862	(771,150)	–	(5,147,862)	–	–	–
Total	$25,570,485	$3,151,618	$(2,294,711)	$–	$(14,928,732)	$–	$(7,439,851)	$4,058,809

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2014 is $(95,169).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2014:

Type of Level 3 Investment	Fair Value as of December 31, 2014	Valuation Technique	Unobservable Input
Portfolio Funds Relative Value	$4,058,809	Unadjusted NAV as practical expedient	N/A

Total Level 3 Investments	$4,058,809

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at December 31, 2014 (Unaudited) (concluded)

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Fund as of December 31, 2014. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other similar restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2014. From 2012 through the current period, certain Portfolio Funds instituted a gate or suspended redemptions or held certain investments in “side pockets”. For such Portfolio Funds, the Investment Adviser cannot predict when the gate will be lifted, the suspension removed or the side pocket liquidated.

Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have quarterly liquidity, and are generally subject to a 45 to 90 day notice period. All Portfolio Funds in this strategy, representing 11.43% of net assets, are subject to gate provisions.

Subsequent Event: At a meeting held on August 11, 2014, the Board of Trustees of the Fund (“the Board”) approved a change in the investment strategy of the Fund. The change in the Fund’s investment strategy, which will be effective as of January 1, 2015, is described in more detail in the supplement to the Fund’s Prospectus that was mailed to Shareholders on August 27, 2014. Under the new investment strategy, the Fund will pursue its investment objective, which will remain achieving long-term capital appreciation, by investing its assets principally in hedge funds and other similar investment vehicles that primarily invest or trade in the securities of issuers that are economically tied to an emerging market country. In connection with the change in investment strategy, the Board approved a change in the name of the Fund to “Lazard Alternative Emerging Markets 1099 Fund” effective January 1, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lazard Alternative Emerging Markets 1099 Fund

By (Signature and Title)* /s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date February 24, 2015

By (Signature and Title)* /s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date February 24, 2015

* Print the name and title of each signing officer under his or her signature.